OTHER LONG TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Other Liabilities Disclosure [Abstract]
Deferred gain on sale and leaseback	$ 2,485	$ 2,744
Other long term liabilities	5,574	5,468
Total other long term liabilities	$ 8,059	$ 8,212	$ 434